Taxes (Details) ¥ in Thousands, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Taxes (Details) [Line Items]
Profits tax rate (in Dollars)			$ 2
Legacy tax rate		16.50%	16.50%
Enterprise income tax rate		25.00%	25.00%
Unrecognized tax benefits of effective tax rate (in Dollars)				$ 0.3	$ 0.2	$ 0.8
Preferential tax rate	[1]	6.20%	6.20%	2.80%	3.80%
Finite lived in tangible asset useful life						5 years
Deferred tax assets, valuation allowance (in Dollars)
Operating loss carryforwards (in Dollars)				$ 9.5		$ 2.8
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Statute of limitation		10 years	10 years
Minimum [Member]
Taxes (Details) [Line Items]
Preferential tax rate		2.50%	2.50%
Finite lived in tangible asset useful life						5 years
Maximum [Member]
Taxes (Details) [Line Items]
Preferential tax rate		5.00%	5.00%
Finite lived in tangible asset useful life						50 years
HONG KONG [Member]
Taxes (Details) [Line Items]
Lowered tax rate		8.25%	8.25%
Software [Member]
Taxes (Details) [Line Items]
Finite lived in tangible asset useful life						10 years
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes (Details) [Line Items]
Preferential tax rate		15.00%	15.00%
Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes (Details) [Line Items]
Preferential tax rate		15.00%	15.00%
Guangdong Shengfeng Logistics Co., Ltd. [Member] | High and New Technology Enterprise [Member]
Taxes (Details) [Line Items]
Preferential tax rate		15.00%	15.00%
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Taxes (Details) [Line Items]
Preferential tax rate		15.00%	15.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes (Details) [Line Items]
Preferential tax rate		15.00%	15.00%

[1]	Preferential tax rates for small and micro enterprises and high-tech entities.